Note 33	12 Months Ended
Dec. 31, 2022
Commitments and guarantees given [Abstract]
Disclosure of Commitments and guarantees given [Text Block]	Commitments and guarantees given
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

Commitments and guarantees given (Millions of Euros)
	Notes	2022	2021	2020
Loan commitments given	7.2.2	136,920	119,618	132,584
Of which: impaired		177	171	265
Central banks		—	—	—
General governments		3,031	3,483	2,919
Credit institutions		15,407	16,085	11,426
Other financial corporations		5,895	4,583	5,862
Non-financial corporations		68,120	59,475	71,011
Households		44,467	35,991	41,366
Financial guarantees given	7.2.2	16,511	11,720	10,665
Of which: impaired (1)		281	245	290
Central banks		—	—	1
General governments		96	162	132
Credit institutions		475	312	339
Other financial corporations		1,263	1,026	587
Non-financial corporations		14,541	10,039	9,376
Households		135	181	231
Other commitments given	7.2.2	39,137	34,604	36,190
Of which: impaired (1)		689	541	477
Central banks		—	2	124
General governments		215	212	199
Credit institutions		4,134	4,266	5,285
Other financial corporations		1,758	1,753	2,902
Non-financial corporations		32,858	28,224	27,496
Households		171	147	182
Total	7.2.2	192,568	165,941	179,440
(1) In December 2020, it includes the balance of the Group's businesses in the United States included in the USA Sale (see Notes, 3 and 21). Non-performing financial guarantees given amounted to €970, €786, and €767 million, respectively, as of December 31, 2022, 2021 and 2020.
As of December 31, 2022 and 2021, the provisions for loan commitments, financial guarantees and other commitments given, recorded in the consolidated balance sheet amounted to €243, €175 and €353; and €272 million, €164 million and €256 million, respectively (see Note 24).
Since a significant portion of the amounts above will expire without any payment being made by the consolidated entities, the aggregate balance of these commitments cannot be considered to be the actual future requirement for financing or liquidity to be provided by the BBVA Group to third parties.In the years 2022, 2021 and 2020, no issuance of debt securities carried out by associates of the BBVA Group, joint venture entities or non-Group entities have been guaranteed,